Average Annual Total Returns - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2035 Portfolio	Apr. 30, 2025
VIP Investor Freedom 2035 Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	10.94%
Since Inception	11.47%	[1]
SP001
Average Annual Return:
Past 1 year	25.02%
Since Inception	24.34%
IXWFX
Average Annual Return:
Past 1 year	11.50%
Since Inception	12.21%

[1]	A From April 13, 2023 .